Short-term Investments (Detail) R$ in Thousands, € in Millions	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Jun. 30, 2014 EUR (€)
Short-term Investments [Abstract]
Private securities	R$ 114,839	R$ 169,473
Government securities	21,447	116,532
Total	136,286	286,005
Current	21,447	116,532	€ 897
Non-current	R$ 114,839	R$ 169,473